Note 2 - Investments (Details) - Mortgage Loans by State (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	$ 29,459,436	$ 18,601,722
FLORIDA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	6,047,236	2,622,740
CALIFORNIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	4,806,451	942,036
KENTUCKY
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	3,492,854	3,740,272
ILLINOIS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	3,392,446	540,634
GEORGIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	3,123,530	2,339,300
TEXAS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	2,290,700	2,432,643
OHIO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	1,805,093	1,599,450
TENNESSEE
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	1,054,671	1,203,184
ARIZONA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	927,600	506,134
WEST VIRGINIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	440,725	467,480
NORTH CAROLINA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	359,308	589,779
MISSOURI
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	267,996
NEW JERSEY
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	252,612	258,239
SOUTH CAROLINA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	248,815	250,826
MASSACHUSETTS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	239,399	283,341
COLORADO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	225,772	230,782
IDAHO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	174,433	188,882
KANSAS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	136,442
INDIANA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	95,434	10,935
UTAH
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate	77,919
ALABAMA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage Loans On Real Estate		$ 395,065